Annual Fund Operating Expenses	Apr. 29, 2026
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.32%	[1]
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.42%)	[2]
Net Expenses (as a percentage of Assets)	1.19%
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.11%	[3]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	1.03%
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.33%	[5]
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.27%
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.02%	[7]
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.07%)	[8]
Net Expenses (as a percentage of Assets)	1.21%
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.11%	[9]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.03%)	[10]
Net Expenses (as a percentage of Assets)	1.03%
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.11%	[11]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.07%)	[12]
Net Expenses (as a percentage of Assets)	0.99%
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.52%	[13]
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.66%)	[14]
Net Expenses (as a percentage of Assets)	1.16%
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%	[15]
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.07%)	[16]
Net Expenses (as a percentage of Assets)	1.20%

[1]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC, (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.87% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.
[3]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[4]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC, (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.92% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.
[5]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[6]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC, (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.94% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.
[7]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[8]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC, (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 1.19% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.
[9]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[10]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC, (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.92% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.
[11]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[12]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.88% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.
[13]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[14]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.64% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. Additionally, the Adviser has contractually agreed, until at least May 1, 2027, to waive 0.40% of its advisory fee. This waiver is not subject to recoupment by the Adviser. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.
[15]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[16]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 1.19% of average daily net assets attributable to the Portfolio's shares. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.